Segmented Information - Schedule of Information Relating to Segments (Detail) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 19,500	$ 205,424	$ 177,807	$ 185,275
Unadjusted gross profit		82,681	70,819	76,469
Inventory provisions	$ (994)	(994)	(753)	(1,207)
Foreign exchange gains (losses)		618	(2,428)	(224)
Other unallocated costs		(3,150)	(1,330)	(1,506)
Adjustment of intercompany profit		0	0	23
Gross profit		79,155	66,308	73,555
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		205,424	177,807	185,275
Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		122,743	106,988	108,806
Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues		78,126	68,927	86,256
Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		42,555	37,902	46,720
Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues		127,298	108,880	99,019
Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		80,188	69,086	62,086
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit		77,437	65,696	70,961
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		193,804	166,564	173,846
Retail Segment [Member] | Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		116,367	100,868	102,885
Retail Segment [Member] | Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues		69,240	59,632	76,405
Retail Segment [Member] | Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		37,833	32,955	41,735
Retail Segment [Member] | Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues		124,564	106,932	97,441
Retail Segment [Member] | Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		78,534	67,913	61,150
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit		5,244	5,123	5,508
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		11,620	11,243	11,429
Other Segments [Member] | Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		6,376	6,120	5,921
Other Segments [Member] | Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues		8,886	9,295	9,851
Other Segments [Member] | Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		4,722	4,947	4,985
Other Segments [Member] | Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues		2,734	1,948	1,578
Other Segments [Member] | Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold		$ 1,654	$ 1,173	$ 936